Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Other Comprehensive Income [Abstract]
Net income	$ 1,323	$ 935
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $6 in 2018 and 2017, respectively	(1)	12
Less: Reclassification adjustment for gains included in net income, net of tax benefits of $0 and $22 in 2018 and 2017, respectively		(42)
Total other comprehensive loss	(1)	(30)
Comprehensive income	$ 1,322	$ 905